Acquisitions and Divestitures - Additional Information (Detail) € in Millions, $ in Millions, $ in Billions	12 Months Ended
	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)	Dec. 20, 2021 USD ($)	Nov. 08, 2021 CAD ($)	Nov. 08, 2021 EUR (€)
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Tax expense	$ 4,349	$ 2,504
Changes in fair value of forward contracts	638
Floating interest rate [member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Gain loss on investment	7,665
Debt instrument recognized at amortized costs	48
Bank Of The West [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Capital at Closing			$ 2.9
Acquisition of business, net consideration			13.4
Consideration in cash			$ 16.3
EMEA And US Assets Management [Member]
Disclosure of business acquisitions by acquisition assets acquired and liabilities assumed [line items]
Consideration in cash				$ 1,038	€ 615
Assets derecognized amount				1,779
Liabilities derecognized amount				$ 527
Gain loss recorded from reclassification of foreign currency translation from accumualted other comprehensive income in equity to net income	29
Tax expense	$ 22